UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

February 29, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 89.55%Δ
Argentina – 1.87%
*Cresud ADR	382,100	$6,778,454
†#Grupo Clarin Class B GDR 144A	355,900	4,769,060
*†Grupo Financiero Galicia ADR	262,704	1,831,047
IRSA Inversiones y Representaciones GDR	315,300	4,423,659
		17,802,220
Australia – 0.26%
*Alara Uranium	202,332	18,092
*†Gindalbie Metals	636,400	480,566
*†Strike Resources	1,115,389	1,967,547
		2,466,205
Brazil – 11.89%
AES Tiete	149,370,000	6,299,839
*Banco Bradesco ADR	47,600	1,494,164
Banco Itau Holding Financeira ADR	122,400	3,101,616
Centrais Eletricas Brasileiras	1,947,871	28,100,924
Energias do Brasil	1,047,600	16,102,183
Petroleo Brasileiro ADR	424,100	41,532,113
*†TPI-Tim Participacoes ADR	156,200	6,407,324
†Triunfo Participacoes e Investimentos	141,400	562,329
*Votorantim Celulose e Papel ADR	308,658	9,710,381
		113,310,873
China – 10.63%☐
†51job ADR	119,200	2,168,248
†Baidu.com ADR	21,600	5,428,728
China Mobile	434,800	6,510,529
China Mobile ADR	30,500	2,275,910
*China Netcom Group ADR	177,300	10,856,079
†China New Town Development	1,102,000	304,136
*China Petroleum & Chemical ADR	42,600	4,662,144
*China Telecom	10,792,581	7,948,687
China Unicom	6,788,979	14,522,790
*†China Water Affairs Group	1,666,711	628,130
CNPC Hong Kong	6,833,100	3,783,016
First Pacific	4,236,000	3,206,260
Fountain Set Holdings	3,908,800	787,208
*New World China Land	3,271,000	2,232,696
PetroChina	4,278,000	6,262,262
*PetroChina ADR	97,500	14,314,951
*Road King Infrastructure	261,700	348,246
Sinotrans	7,621,000	2,370,288
*Spreadtrum Communications ADR	215,700	1,626,378
Texwinca Holdings	4,774,000	3,676,882
*†Tom Group	48,200,000	3,314,232
*Travelsky Technology	4,887,400	4,101,996
		101,329,796
Colombia – 0.42%
†#Almacenes Exito GDR 144A	500,500	3,977,924
		3,977,924
Hungary – 0.60%
Magyar Telekom	347,466	1,676,131
OTP Bank	100,502	4,059,077
		5,735,208
India – 1.34%
ICICI Bank ADR	72,000	3,732,480
#Reliance Industries GDR 144A	67,206	8,197,788
†Sify Technologies ADR	180,700	849,290
		12,779,558
Indonesia – 1.47%
Bank Mandiri Persero	8,317,992	2,919,291

Gudang Garam	7,212,224	6,219,702
Tambang Batubara Bukit Asam	2,940,325	3,617,091
United Tractors	881,224	1,260,398
		14,016,482
Israel – 1.40%
Israel Chemicals	982,363	13,334,151
		13,334,151
Kazakhstan – 1.02%
†KazMunaiGas Exploration Production GDR	405,541	9,732,984
		9,732,984
Malaysia – 3.00%
Eastern & Oriental	3,251,700	2,303,801
Hong Leong Bank	4,051,583	7,033,917
KLCC Property Holdings	3,677,300	3,621,972
Media Prima	2,882,500	2,164,759
Oriental Holdings	2,064,900	3,706,555
Tanjong	951,490	4,727,140
UEM World	4,712,500	5,057,032
		28,615,176
Mexico – 5.04%
*Cemex ADR	294,108	8,102,675
*Controladora Comercial Mexicana	1,738,600	4,465,339
Fomento Economico Mexicano ADR	196,100	7,844,000
Grupo Mexico Series B	1,078,546	7,504,418
*Grupo Televisa ADR	916,100	20,154,200
		48,070,632
Pakistan – 0.28%
Oil & Gas Development GDR	127,418	2,624,237
		2,624,237
Peru – 1.06%
*Cia de Minas Buenaventura ADR	133,300	10,134,799
		10,134,799
Philippines – 0.51%
*Philippine Long Distance Telephone ADR	68,300	4,845,885
		4,845,885
Poland – 1.58%
Polski Koncern Naftowy Orlen	508,409	8,625,661
Telekomunikacja Polska	694,169	6,467,565
		15,093,226
Russia – 7.13%
†Chelyabinsk Zink Plant GDR	144,400	1,621,612
=†Fifth Power Generation GDR	34,473	283,162
Gazprom ADR	531,312	26,990,650
LUKOIL ADR	102,720	7,673,184
LUKOIL ADR (London International Exchange)	120,000	8,904,000
Mobile Telesystems ADR	100,700	8,263,442
NovaTek GDR	92,367	7,038,365
Sberbank	1,116,030	3,687,859
=†TGK-5 GDR	14,224	47,386
VTB Bank GDR	460,121	3,487,717
		67,997,377
South Africa – 7.88%
ArcelorMittal Steel South Africa	560,310	13,301,863
Barloworld	222,238	2,678,924
Gold Fields ADR	541,500	7,683,885
JD Group	728,737	3,932,580
Pretoria Portland Cement	1	5
Sasol	254,677	13,038,744
Sasol ADR	155,400	7,958,034
Standard Bank Group	713,410	8,913,224
Sun International	308,833	5,141,629
Telkom	496,844	8,869,072
Tongaat Hulett	331,251	3,567,786
		75,085,746
South Korea – 15.20%
Cheil Industries	103,760	4,654,234
CJ	80,144	6,002,030
Daelim Industrial	18,186	2,829,893
GS Holdings	100,000	4,848,184
Hyundai Elevator	40,821	4,300,522

Kookmin Bank	149,755	9,229,373
Kookmin Bank ADR	187,700	11,492,871
Korea Electric Power	220,420	7,723,044
*Korea Electric Power ADR	537,400	9,302,394
KT	213,064	10,475,977
Lotte Confectionery	4,438	6,512,525
Lotte Shopping	11,400	3,858,390
*POSCO ADR	51,100	6,913,830
Samsung	58,447	3,565,543
Samsung Electronics	46,700	27,374,347
†SK Communications	171,609	3,475,038
†SK Energy	40,245	5,464,211
SK Holdings	16,519	2,935,770
SK Telecom	21,731	4,417,217
SK Telecom ADR	424,100	9,499,840
		144,875,233
Taiwan – 8.75%
Cathay Financial Holding	3,747,785	9,390,222
China Steel	5,187,170	7,663,963
Evergreen Marine	15,768,000	12,887,091
Formosa Chemicals & Fibre	4,270,420	10,377,833
MediaTek	571,750	6,412,471
President Chain Store	2,831,884	9,628,273
Taiwan Semiconductor Manufacturing	3,957,296	7,730,751
United Microelectronics	13,009,910	7,722,202
†Walsin Lihwa	24,255,000	11,623,589
		83,436,395
Thailand – 3.16%
Bangkok Bank-Foreign	1,394,076	5,820,222
Charoen Pokphand Foods-Foreign	39,945,200	5,863,283
PTT Exploration & Production-Foreign	1,140,700	5,834,876
Siam Cement NVDR	1,858,343	12,630,115
		30,148,496
Turkey – 2.77%
†Alarko Gayrimenkul Yatirim Ortaligi	50,800	827,312
Alarko Holding	1,918,508	4,471,447
Aygaz	1	3
Turk Sise ve Cam Fabrikalari	3,589,828	5,522,514
Turkcell Iletisim Hizmet	399,600	3,948,206
Turkiye Is Bankasi Class C	1,252,559	5,745,180
Yazicilar Holding Class A	839,184	5,890,429
		26,405,091
United Kingdom – 1.60%
Anglo American	133,917	8,495,824
^†Dev Property Development	850,400	1,494,853
^†Griffin Mining	3,080,087	4,650,482
Mwana Africa	787,229	574,751
		15,215,910
United States – 0.69%
†HlS Systems International	189,900	1,614,150
Newmont Mining	96,600	4,943,022
		6,557,172
Total Common Stock (cost $733,703,954)		853,590,776

Preferred Stock – 7.70%Δ
Brazil – 5.35%
Banco do Estado do Rio Grande Class B	678,900	3,989,759
Braskem Class A	541,994	4,573,114
Centrais Elecricas Brasileiras Class B	506,936	7,382,098
Cia Vale do Rio Doce Class A	1,124,386	33,224,718
LA Fonte Participacoes	3,383,905	1,796,976
		50,966,665
Russia – 0.63%
Transneft	4,173	6,033,191
		6,033,191
South Korea – 1.72%
Hyundai Motor	103,147	2,970,274
Samsung Electronics	31,362	13,463,146
		16,433,420
Total Preferred Stock (cost $46,052,662)		73,433,276

Participation Notes – 1.31%Δ
India – 1.31%
=#Lehman CW12 Indian Oil 144A	751,469	3,752,163
=#Lehman Indian Oil CW Lepo 144A	172,132	2,377,739
=#Lehman Oil & Nat Gas CW Lepo 144A	254,590	6,381,781
Total Participation Notes (cost $11,695,307)		12,511,683

Exchange Traded Fund – 0.42%Δ
United States – 0.42%
UltraShort MSCI Emerging Markets Proshares	50,400	4,032,000
Total Exchange Traded Fund (cost $4,292,377)		4,032,000

Right – 0.02%Δ
Argentina – 0.02%
=Cresud SA ADR	382,100	137,212
Total Right (cost $0)		137,212

Total Value of Securities Before Securities Lending Collateral – 99.00%
(cost $795,744,300)		943,704,947

Securities Lending Collateral** – 5.98%
Investment Companies
Mellon GSL DBT II Collateral Fund	57,060,163	57,060,163
Total Securities Lending Collateral (cost $57,060,163)		57,060,163

Total Value of Securities – 104.98%
(cost $852,804,463)		1,000,765,110	©
Obligation to Return Securities Lending Collateral** – (5.98%)		(57,060,163)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.00%		9,562,107
Net Assets Applicable to 59,845,047 Shares Outstanding – 100.00%		$953,267,054

†Non-income producing security for the period ended February 29, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2008, the aggregate amount of Rule 144A securities was $29,456,455, which represented 3.09% of the Fund’s net assets. See Note 5 in "Notes."
ΔSecurities have been classified by country of origin.
☐Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
^Securities listed and traded on the London Stock Exchange. These securities have significant business operations in India and Bermuda.
©Includes $60,324,908 of securities loaned.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At February 29, 2008, the aggregate amount of fair valued securities was $12,979,443, which represented 1.36% of the Fund's net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
BRL – Brazilian Real
GBP – British Pound Sterling
GDR– Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at February 29, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Appreciation
BRL	(161,515)	USD	96,169	3/3/08	$ 869
GBP	(655,758)	USD	1,303,057	3/3/08	389
					$1,258

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware Emerging Markets Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 29, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$853,767,842
Aggregate unrealized appreciation	199,770,811
Aggregate unrealized depreciation	(52,773,543)
Net unrealized appreciation	$146,997,268

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$294,801,231	$-
Level 2	692,984,436	(1,397,969)
Level 3	12,979,443	-
Total	$1,000,765,110	$(1,397,969)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/2007	$22,201,507	$-
Net realized gain (loss)	(1,782,213)	-
Net change in unrealized
appreciation/(depreciation)	(788,564)	-
Net purchases, sales and settlements	(6,651,287)	-
Balance as of 2/29/08	$12,979,443	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 2/29/08	$(925,775)	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of the securities on loan was $60,324,908, for which the Fund received collateral, comprised of non-cash collateral valued at $6,280,469, and cash collateral of $57,060,163. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of February 29, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

February 29, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.40%Δ
Australia – 1.40%
Telstra	176,804	$794,717
Telstra - Receipt	169,889	519,037
		1,313,754
Belgium – 1.23%
*Dexia	49,115	1,154,434
		1,154,434
Canada – 2.49%
†CGI Group Class A	210,594	2,333,274
		2,333,274
Denmark – 1.96%
Novo Nordisk Class B	26,775	1,831,281
		1,831,281
Finland – 2.09%
Nokia	54,420	1,954,728
		1,954,728
France – 11.87%
*AXA	35,624	1,200,839
Cia de Saint-Gobain	15,480	1,209,861
*Lafarge	11,274	1,948,497
Lagardere	16,434	1,290,883
Publicis Groupe	41,468	1,497,183
*Sanofi-Aventis	22,195	1,640,112
Total	30,795	2,318,453
		11,105,828
Germany – 5.74%
Bayerische Motoren Werke	30,381	1,673,646
Linde	14,030	1,864,553
Metro	22,092	1,831,833
		5,370,032
Ireland – 2.43
*Anglo Irish Bank	160,896	2,277,288
		2,277,288
Japan – 12.44%
Asahi Glass	124,500	1,417,908
Canon	26,900	1,205,684
*Don Quijote	70,500	1,129,040
Fujitsu	186,000	1,323,285
Mitsubishi UFJ Financial Group	123,388	1,087,357
*NGK Spark Plug	83,000	1,297,330
*Nissan Motor	95,300	856,948
Ono Pharmaceutical	29,000	1,463,962
Round One	746	854,968
Toyota Motor	18,596	1,010,552
		11,647,034
Mexico – 2.20%
*†Cemex CPO	247,792	682,008
Telefonos de Mexico ADR	41,483	1,377,236
		2,059,244
Netherlands – 3.44%
ING Groep CVA	45,800	1,521,661
Koninklijke Philips Electronics	43,624	1,701,583
		3,223,244
South Korea – 1.88%
Samsung Electronics	3,007	1,762,627
		1,762,627
Sweden – 1.48%
Nordea Bank FDR	92,444	1,387,264
		1,387,264

Switzerland – 1.48%
*Novartis	27,998	1,383,099
		1,383,099
Taiwan – 2.07%
Chunghwa Telecom ADR	78,778	1,933,212
		1,933,212
United Kingdom – 15.28%
AstraZeneca	33,655	1,259,012
BP	211,008	2,275,208
†British Airways	184,026	933,557
Greggs	9,844	845,177
HBOS	84,698	1,006,264
Kesa Electricals	285,592	1,207,691
National Grid	101,131	1,466,091
Royal Bank of Scotland Group	87,972	664,981
Tomkins	288,723	967,842
Travis Perkins	37,345	798,925
Vodafone Group	502,341	1,615,950
WPP Group	107,183	1,265,971
		14,306,669
United States – 29.92%
Abercrombie & Fitch Class A	12,500	969,125
American International Group	26,900	1,260,534
Archer-Daniels-Midland	33,200	1,497,320
Ball	33,200	1,464,120
Benchnark Electronics	82,900	1,392,720
BJ Services	64,200	1,665,348
Black & Decker	22,800	1,567,956
Caterpillar	26,900	1,945,677
CenturyTel	37,300	1,349,887
Chevron	10,400	901,264
*Collective Brands	58,000	914,660
Convergys	60,100	867,844
Cooper Industries Class A	37,300	1,563,989
DRS Technologies	29,000	1,626,610
FedEx	16,600	1,462,958
Imation	45,600	1,028,280
*Mylan	145,100	1,717,984
Nucor	24,800	1,601,336
Pfizer	43,500	969,180
*Royal Caribbean Cruises	24,800	868,248
Xerox	93,200	1,370,040
		28,005,080
Total Common Stock (cost $99,254,005)		93,048,092

Total Value of Securities Before Securities Lending Collateral – 99.40%
(cost $99,254,005)		93,048,092

Securities Lending Collateral** – 15.05%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,084,860	14,084,860
Total Securities Lending Collateral (cost $14,084,860)		14,084,860

Total Value of Securities – 114.45%
(cost $113,338,865)		107,132,952	©
Obligation to Return Securities Lending Collateral** – (15.05%)		(14,084,860)

Receivables and Other Assets Net of Liabilities (See Notes) – 0.60%		561,211

Net Assets Applicable to 9,422,239 Shares Outstanding – 100.00%		$93,609,303

†Non-income producing security for the period ended February 29, 2008.
ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
**See Note 4 in "Notes."
©Includes $13,358,651 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CPO – Certification de Participation Ordinario
CVA – Dutch Certificate
FDR – Finnish Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware Global Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 29, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$114,010,559
Aggregate unrealized appreciation	4,447,642
Aggregate unrealized depreciation	(11,325,249)
Net unrealized depreciation	$(6,877,607)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$45,400,388	$-
Level 2	61,213,527	-
Level 3	519,037	-
Total	$107,132,952	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/2007	$546,204	$-
Net realized gain (loss)	(23,470)	-
Net change in unrealized
appreciation/(depreciation)	39,036	-
Net purchases, sales, and settlements	(42,733)	-
Net transfers in and/or out of Level 3	-	-
Balance as of 2/29/08	$519,037	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 2/29/08	$39,036	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at February 29, 2008.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of the securities on loan was $13,358,651, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

February 29, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.28%Δ
Australia – 4.26%
Coca-Cola Amatil	1,998,565	$17,737,263
Telstra	2,897,860	13,025,599
*Telstra - Receipt	2,784,915	8,508,350
		39,271,212
Belgium – 1.69%
*Dexia	663,791	15,602,221
		15,602,221
Canada – 3.30%
†CGI Group Class A	2,744,687	30,409,726
		30,409,726
Denmark – 2.68%
Novo Nordisk Class B	361,955	24,755,973
		24,755,973
Finland – 2.87%
Nokia	735,707	26,426,083
		26,426,083
France – 15.55%
*AXA	481,560	16,232,768
*Cie de Saint-Gobain	209,138	16,345,476
*Lafarge	113,733	19,656,595
*Lagardere	221,955	17,434,463
*Publicis Groupe	560,675	20,242,910
*Sanofi-Aventis	300,124	22,177,833
*Total	416,182	31,332,946
		143,422,991
Germany – 6.21%
Bayerische Motoren Werke	410,846	22,632,923
Linde	74,384	9,885,453
Metro	298,650	24,763,577
		57,281,953
Hong Kong – 1.69%
*Techtronic Industries	16,117,000	15,606,850
		15,606,850
Ireland – 2.70%
*Anglo Irish Bank	1,756,493	24,856,525
		24,856,525
Japan – 19.03%
Asahi Glass	1,721,900	19,610,412
Canon	371,239	16,639,292
*Don Quijote	953,600	15,271,671
Fujitsu	2,421,900	17,230,448
Mitsubishi UFJ Financial Group	1,665,683	14,678,840
*NGK Spark Plug	1,198,000	18,725,323
*Nissan Motor	955,600	8,592,858
Ono Pharmaceutical	384,700	19,420,201
Round One	10,031	11,496,216
Terumo	439,800	23,877,672
Toyota Motor	183,719	9,983,736
		175,526,669
Mexico – 3.07%
Cemex ADR	333,590	9,190,405
*Telefonos de Mexico ADR	575,173	19,095,743
		28,286,148
Netherlands – 4.72%
ING Groep CVA	619,083	20,568,443
Koninklijke Philips Electronics	589,724	23,002,565
		43,571,008
South Korea – 2.02%
Samsung Electronics	31,732	18,600,487
		18,600,487

Sweden – 2.03%
Nordea Bank	1,248,472	18,771,970
		18,771,970
Switzerland – 2.03%
*Novartis	378,545	18,700,087
		18,700,087
Taiwan – 2.85%
Chunghwa Telecom ADR	1,072,363	26,315,788
		26,315,788
United Kingdom – 22.58%
AstraZeneca	454,953	17,019,497
BP	2,852,444	30,756,657
†British Airways	2,487,378	12,618,380
Greggs	133,227	11,438,467
HBOS	1,144,772	13,600,594
Kesa Electricals	4,533,135	19,169,402
National Grid	1,367,054	19,818,109
Royal Bank of Scotland Group	1,189,052	8,988,050
Standard Chartered	539,859	17,772,069
Tomkins	2,980,352	9,990,581
Travis Perkins	504,754	10,798,248
Vodafone Group	6,790,324	21,843,382
WPP Group	1,223,140	14,446,878
		208,260,314
Total Common Stock (cost $916,034,252)		915,666,005

	Principal
	Amount
≠Discount Note – 0.46%
Federal Home Loan Bank 2.00% 3/3/08	$4,195,706	4,195,239
Total Discount Note (cost $4,195,239)		4,195,239

Total Value of Securities Before Securities Lending Collateral – 99.74%
(cost $920,229,491)		919,861,244

	Number of
	Shares
Securities Lending Collateral** – 19.38%
Investment Companies
Mellon GSL DBT II Collateral Fund	178,765,991	178,765,991
Total Securities Lending Collateral (cost $178,765,991)		178,765,991

Total Value of Securities – 119.12%
(cost $1,098,995,482)		1,098,627,235	©
Obligation to Return Securities Lending Collateral** – (19.38%)		(178,765,991)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%		2,426,609
Net Assets Applicable to 65,215,750 Shares Outstanding – 100.00%		$922,287,853

ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
†Non-income producing security for the period ended February 29, 2008.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $172,751,421 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
CVA – Dutch Certificate
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at February 29, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
AUD	(242,305)	USD	227,306	03/03/08	$ 1,641
JPY	(109,120,490)	USD	1,028,565	03/03/08	(21,754)
					$(20,113)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware International Value Equity Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 29, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,100,446,853
Aggregate unrealized appreciation	110,519,680
Aggregate unrealized depreciation	(112,339,298)
Net unrealized depreciation	$(1,819,618)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$233,353,540	$-
Level 2	856,765,346	(1,275,984)
Level 3	8,508,349	-
Total	$1,098,627,235	$(1,275,984)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/2007	$7,792,516	$-
Net realized gain (loss)	(23,855)	-
Net change in unrealized
appreciation/(depreciation)	764,896	-
Net purchases, sales and settlements	(25,208)	-
Balance as of 2/29/08	$8,508,349	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 2/29/08	$764,896	$-

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of the securities on loan was $172,751,421, for which the Fund received collateral, comprised of non-cash collateral valued at $2,771,600, and cash collateral of $178,765,991. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: